Revenues from Contracts with Customers - Narrative (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disaggregation Of Revenue [Line Items]
LNG Volume, Purchase Price Percentage of Henry Hub			115.00%
LNG [Member]
Disaggregation Of Revenue [Line Items]
Revenue, Variable Consideration Received From Customers, Percentage			44.00%
LNG—affiliate [Member]
Disaggregation Of Revenue [Line Items]
Revenue, Variable Consideration Received From Customers, Percentage	24.00%	46.00%	100.00%